Significant accounting policies	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Significant accounting policies	Significant accounting policies
1. Reporting entity
Barclays PLC is a public company limited by shares registered in England under company number 48839, having its registered office at 1 Churchill Place, London, E14 5HP.
These financial statements are prepared for Barclays PLC and its subsidiaries (the Group) under Section 399 of the Companies Act 2006. The Group is a major global financial services provider engaged in retail banking, credit cards, wholesale banking, investment banking, wealth management and investment management services. In addition, separate financial statements have been presented for the holding company.
2. Compliance with International Financial Reporting Standards
The consolidated financial statements of the Group, and the separate financial statements of Barclays PLC, have been prepared in accordance with UK-adopted international accounting standards.
The consolidated financial statements of the Group, and the separate financial statements of Barclays PLC, have also been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRS as issued by the IASB for the periods presented.
The principal accounting policies applied in the preparation of the consolidated and separate financial statements are set out below, and in the relevant notes to the financial statements. These policies have been consistently applied, with the exception of the Interest Rate Benchmark Reform Phase 2 amendments (amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) which were applied from 1 January 2020.
3. Basis of preparation
The consolidated and separate financial statements have been prepared under the historical cost convention modified to include the fair valuation of investment property, and particular financial instruments, to the extent required or permitted under IFRS as set out in the relevant accounting policies. These financial statements are stated in millions of pounds Sterling (£m), the functional currency of Barclays PLC.
The financial statements have been prepared for Barclays PLC and its subsidiaries (the Group) under Section 399 of the Companies Act 2006 as applicable to companies using IFRS. The financial statements are prepared on a going concern basis, as the Board is satisfied that the Group and the parent company have the resources to continue in business for a period of at least 12 months from approval of the financial statements.
In making this assessment, the Board has considered a wide range of information relating to present and future conditions and includes a review of a working capital report (WCR). The WCR is used by the Board to assess the future performance of the Group and that it has the resources in place that are required to meet its ongoing regulatory requirements. The assessment is based upon business plans which contain future projections of profitability taken from the Group’s medium-term plan as well as projections of regulatory capital requirements and business funding needs. The WCR also includes an assessment of the impact of internally generated stress testing scenarios on the liquidity and capital requirement forecasts. The stress tests used were based upon an assessment of reasonably possible downside economic scenarios that the Group could experience.
The WCR showed that the Group had sufficient capital and liquidity in place to support its future business requirements and remained above its regulatory minimum requirements in the stress scenarios. Accordingly, the Directors concluded that there was a reasonable expectation that the Group and parent company has adequate resources to continue as a Going Concern for a period of at least 12 months from the date of approval of the financial statements.
4. Accounting policies
The Group prepares financial statements in accordance with IFRS. The Group’s significant accounting policies relating to specific financial statement items, together with a description of the accounting estimates and judgements that were critical to preparing those items, are set out under the relevant notes. Accounting policies that affect the financial statements as a whole are set out below.
(i) Consolidation
The Group applies IFRS 10 Consolidated financial statements.
The consolidated financial statements combine the financial statements of Barclays PLC and all its subsidiaries. Subsidiaries are entities over which Barclays PLC has control. The Group has control over another entity when the Group has all of the following:
1)power over the relevant activities of the investee, for example through voting or other rights
2)exposure to, or rights to, variable returns from its involvement with the investee, and
3)the ability to affect those returns through its power over the investee.
The assessment of control is based on the consideration of all facts and circumstances. The Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.
Intra-group transactions and balances are eliminated on consolidation. Consistent accounting policies are used throughout the Group for the purposes of the consolidation.
Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has already been obtained and they do not result in loss of control.
As the consolidated financial statements include partnerships where the Group member is a partner, advantage has been taken of the exemption under Regulation 7 of the Partnership (Accounts) Regulations 2008 with regard to preparing and filing of individual partnership financial statements.
Details of the principal subsidiaries are given in Note 34.
(ii) Foreign currency translation
The Group applies IAS 21 The Effects of Changes in Foreign Exchange Rates. Transactions in foreign currencies are translated into Sterling at the rate ruling on the date of the transaction. Foreign currency monetary balances are translated into Sterling at the period end exchange rates. Exchange gains and losses on such balances are taken to the income statement.  Non-monetary foreign currency balances in relation to items measured in terms of historical cost are carried at historical transaction date exchange rates. Non-monetary foreign currency balances in relation to items measured at fair value are translated using the exchange rate at the date when the fair value was measured.
The Group’s foreign operations (including subsidiaries, joint ventures, associates and branches) based mainly outside the UK may have different functional currencies. The functional currency of an operation is the currency of the main economy to which it is exposed.
Prior to consolidation (or equity accounting) the assets and liabilities of non-Sterling operations are translated at the period end exchange rate and items of income, expense and other comprehensive income are translated into Sterling at the rate on the date of the transactions. Exchange differences arising on the translation of foreign operations are included in currency translation reserves within equity. These are transferred to the income statement when the Group disposes of the entire interest in a foreign operation, when partial disposal results in the loss of control of an interest in a subsidiary, when an investment previously accounted for using the equity method is accounted for as a financial asset, or on the disposal of a foreign operation within a branch.
(iii) Financial assets and liabilities
The Group applies IFRS 9 Financial Instruments to the recognition, classification and measurement, and derecognition of financial assets and financial liabilities and the impairment of financial assets. The Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes.
Recognition
The Group recognises financial assets and liabilities when it becomes a party to the terms of the contract. Trade date or settlement date accounting is applied depending on the classification of the financial asset.
Classification and measurement
Financial assets are classified on the basis of two criteria:
i)the business model within which financial assets are managed, and
ii)their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’ (SPPI)).
The Group assesses the business model criteria at a portfolio level. Information that is considered in determining the applicable business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio are managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for such sales.
The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. In assessing whether contractual cash flows are SPPI compliant, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including: (i) contingent and leverage features, (ii) non-recourse arrangements and (iii) features that could modify the time value of money.
Financial assets are measured at amortised cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and their contractual cash flows represent SPPI.
Financial assets are measured at fair value through other comprehensive income if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and their contractual cash flows represent SPPI.
Other financial assets are measured at fair value through profit and loss. There is an option to make an irrevocable election on initial recognition for non traded equity investments to be measured at fair value through other comprehensive income, in which case dividends are recognised in profit or loss, but gains or losses are not reclassified to profit or loss upon derecognition, and the impairment requirements of IFRS 9 do not apply.
The accounting policy for each type of financial asset or liability is included within the relevant note for the item. The Group’s policies for determining the fair values of the assets and liabilities are set out in Note 17.
Derecognition
The Group derecognises a financial asset, or a portion of a financial asset, from its balance sheet where (i) the contractual rights to cash flows from the asset have expired, or (ii) the contractual rights to cash flows from the asset have been transferred (usually by sale) and with them either (a) substantially all the risks and rewards of the asset have been transferred, or (b) where neither substantially all the risks and reward have been transferred or retained, where control over the asset has been lost.
Financial liabilities are de-recognised when the liability has been settled, has expired or has been extinguished. An exchange of an existing financial liability for a new liability with the same lender on substantially different terms – generally a difference of 10% or more in the present value of the cash flows or a substantive qualitative amendment – is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.
Transactions in which the Group transfers assets and liabilities, portions of them, or financial risks associated with them can be complex and it may not be obvious whether substantially all of the risks and rewards have been transferred. It is often necessary to perform a quantitative analysis. Such an analysis compares the Group’s exposure to variability in asset cash flows before the transfer with its retained exposure after the transfer.
A cash flow analysis of this nature may require judgement. In particular, it is necessary to estimate the asset’s expected future cash flows as well as potential variability around this expectation. The method of estimating expected future cash flows depends on the nature of the asset, with market and market-implied data used to the greatest extent possible. The potential variability around this expectation is typically determined by stressing underlying parameters to create reasonable alternative upside and downside scenarios. Probabilities are then assigned to each scenario. Stressed parameters may include default rates, loss severity, or prepayment rates.
Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing
Reverse repurchase agreements (and stock borrowing or similar transactions) are a form of secured lending whereby the Group provides a loan or cash collateral in exchange for the transfer of collateral, generally in the form of marketable securities subject to an agreement to transfer the securities back at a fixed price in the future. Repurchase agreements are where the Group obtains such loans or cash collateral, in exchange for the transfer of collateral.
The Group purchases (a reverse repurchase agreement) or borrows securities subject to a commitment to resell or return them. The securities are not included in the balance sheet as the Group does not acquire the risks and rewards of ownership. Consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost, unless it is designated or mandatorily at fair value through profit and loss.
The Group may also sell (a repurchase agreement) or lend securities subject to a commitment to repurchase or redeem them. The securities are retained on the balance sheet as the Group retains substantially all the risks and rewards of ownership. Consideration received (or cash collateral provided) is accounted for as a financial liability at amortised cost, unless it is designated at fair value through profit and loss.
(iv) Issued debt and equity instruments
The Group applies IAS 32, Financial Instruments: Presentation, to determine whether funding is either a financial liability (debt) or equity.
Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Group having an obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognised when paid or declared by the members at the Annual General Meeting and treated as a deduction from equity.
Where issued financial instruments contain both liability and equity components, these are accounted for separately. The fair value of the debt is estimated first and the balance of the proceeds is included within equity.
(v) Changes in the basis for determining contractual cash flows resulting from interest rate benchmark reform
A change in the basis of determining the contractual cash flows of a financial instrument that is required by interest rate benchmark reform is accounted for by updating the effective interest rate, without the recognition of an immediate gain or loss. This practical expedient is only applied where (1) the change to the contractual cash flows is necessary as a direct consequence of the reform and (2) the new basis for determining the contractual cash flows is economically equivalent to the previous basis. For changes made in addition to those required by the interest rate benchmark reform, the practical expedient is applied first, after which the normal IFRS 9 requirements for modifications of financial instruments is applied.
Refer to Note 14 for further details regarding hedge accounting policies in respect of interest rate benchmark reform.
Refer to Note 41 for further disclosure related to interest rate benchmark reform.
(vi) Cash flow statement
Cash comprises cash on hand and balances at central banks. Cash equivalents comprise loans and advances to banks, cash collateral balances with central banks related to payment schemes and treasury and other eligible bills, all with original maturities of three months or less. Repurchase and reverse repurchase agreements are not considered to be part of cash equivalents.
Investments in debt securities at amortised cost, presented within loans and advances on the balance sheet, are deemed to be investing activities for the purposes of the cash flow statement, except those instruments considered to be cash equivalents.
Debt securities issued and redeemed are considered to be operating activities, except qualifying eligible liabilities that satisfy regulatory requirements for MREL instruments (or have previously satisfied these requirements since 2019 when they came into effect), which are considered to be financing activities.
5. New and amended standards and interpretations
The accounting policies adopted have been consistently applied, with the exception of the Interest Rate Benchmark Reform Phase 2 amendments (amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) which were applied from 1 January 2020.
Future accounting developments
The following accounting standards have been issued by the IASB but are not yet effective:
IFRS 17 – Insurance contracts
In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005.
IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply.
In June 2020, the IASB published amendments to IFRS 17. The amendments that are relevant to the Group are the scope exclusion for credit card contracts and similar contracts that provide insurance coverage, the optional scope exclusion for loan contracts that transfer significant insurance risk, and the clarification that only financial guarantees issued are in scope of IFRS 9.
The amendments also defer the effective date of IFRS 17, including the above amendments, to annual reporting periods beginning on or after 1 January 2023.
IFRS 17, including the 2020 amendments to IFRS 17, has been endorsed by the EU. Following the UK’s withdrawal from the EU on 31 December 2020, the UK-adopted international accounting standards will be applicable. IFRS 17, including the amendments to IFRS 17, has not yet been endorsed by the UK. The Group does not expect the impact of IFRS 17 to be material.
Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2
In February 2021 the IASB issued amendments to IAS 1 that require entities to disclose their material accounting policies rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on the concept of materiality and its application to accounting policy information.
Under the amendments, accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.
The amendments are effective for annual periods beginning on or after 1 January 2023, and will be applied from that date.
Definition of Accounting Estimate - Amendments to IAS 8
In February 2021 the IASB issued amendments to IAS 8 that replace the definition of a change in accounting estimates with a definition of accounting estimates.
Under the new definition, accounting estimates are clarified as monetary amounts in financial statements that are subject to measurement uncertainty. Where an entity's accounting policy requires an item to be measured at monetary amounts that cannot be observed directly, it should develop an accounting estimate to achieve this objective.
The amendments are effective for annual periods beginning on or after 1 January 2023, and will be applied from that date.
6. Critical accounting estimates and judgements
The preparation of financial statements in accordance with IFRS requires the use of estimates. It also requires management to exercise judgement in applying the accounting policies. The key areas involving a higher degree of judgement or complexity or areas where assumptions are significant to the consolidated and individual financial statements are highlighted under the relevant note. Critical accounting estimates and judgements are disclosed in:
▪Credit impairment charges on page 236
▪Tax on page 240
▪Fair value of financial instruments on page 255
▪Goodwill and intangible assets on page 270
▪Pensions and post-retirement benefits – obligations on page 290
▪Provisions including conduct and legal, competition and regulatory matters on page 274.
7. Other disclosures
To improve transparency and ease of reference, by concentrating related information in one place, certain disclosures required under IFRS have been included within the Risk review section as follows:
▪Credit risk on pages 116 to 117 and 123 to 158
▪Market risk on page 117 to 118 and 159 to 160
▪Treasury and capital risk – liquidity on pages 118 and 163 to 172
▪Treasury and capital risk – capital on pages 118 to 119 and 173 to 179.
These disclosures are covered by the Audit opinion (included on pages 214 to 215) where referenced as audited.
1a Restatement of financial statements
Barclays PLC has restated these financial statements to reflect both a provision and a contingent liability disclosure in respect of the impact of an over-issuance of securities in excess of the maximum aggregate offering price registered under BBPLC’s registration statement on Form F-3, as declared effective by the SEC in August 2019 (2019 F-3).
Due to a historic SEC settlement order, at the time the 2019 F-3 was filed, BBPLC had ceased to be a “well-known seasoned issuer” (or WKSI) and had become an “ineligible issuer,” as defined in Rule 405 under the Securities Act of 1933, as amended (Securities Act), thus being required to register upfront a certain amount of securities with the SEC.
In March 2022, BBPLC became aware that it had issued securities in the US in excess of the amount it had registered with the SEC under the 2019 F-3. It has been estimated that the maximum offering price set forth in the 2019 F-3 was exceeded in February 2021, with issuances through to March 2022 exceeding the $20.8bn limit by approximately $15bn. The securities that were issued in this period comprise structured notes and exchange traded notes (ETNs). As such, certain offers and sales of these securities were not made in compliance with the Securities Act, giving rise to rights of rescission for certain purchasers of the securities. Under Section 12(a)(1) of the Securities Act, certain purchasers of unregistered securities have a right to recover, upon the tender of such security, the consideration paid for such security with interest, less the amount of any income received, or damages if the purchaser no longer owns the security (the Rescission Price). As a result, BBPLC has elected to make a rescission offer to eligible purchasers of the relevant affected securities at the Rescission Price.
A proportion of the expected costs associated with the rights of rescission of certain investors are attributable to Barclays PLC’s financial statements for the year ended 31 December 2021. Accordingly, Barclays PLC’s financial statements have been restated. The restatement impacts the consolidated income statement, the consolidated statement of comprehensive income, the consolidated balance sheet, the consolidated statement of changes in equity, and the consolidated cash flow statement for the year ended 31 December 2021. There was no effect on Barclays PLC’s previously reported financial statements for the year ended 31 December 2020 and 2019.